Summary of Significant Accounting Policies: Cost of revenues, policy (Policies)	Mar. 31, 2023
Policies
Cost of revenues, policy

Cost of revenues

Cost of revenue consists primarily of the cost of the merchandise, shipping fees, credit card processing services, fulfillment cost, ecommerce sellers’ pay-out; costs associated with operation and maintenance of the Company’s platform.